Business combinations - Acquisition of Colorfy - Narrative (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Dec. 01, 2024	Jun. 30, 2024	[1]
Disclosure of detailed information about business combination [line items]
Goodwill	£ 473,296		£ 507,652
Colorfy GmbH
Disclosure of detailed information about business combination [line items]
Cash transferred		£ 700
Fair value of contingent consideration		1,400
Identifiable assets acquired (liabilities assumed)		600
Intangible assets - client relationships		500
Goodwill		£ 1,600

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).